RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Power purchase and revenue agreements	$ 72	$ 163	$ 361
Other income
Interest Income, Related Parties	9	10	0
Direct operating costs
Energy purchases	(22)	(62)	(10)
Energy marketing & other services	(7)	(11)	(17)
Insurance services	0	(20)	(21)
Total related party direct operating costs	(29)	(93)	(48)
Interest expense
Borrowings	(17)	(29)	(1)
Other related party services	(4)	(13)	0
Management service agreement	(169)	(175)	(152)
Gains associated with agency arrangement	0	62	0
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 0	$ 0